Financing Transactions, Line Of Credit And Note Payable - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended					9 Months Ended	12 Months Ended								9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended				12 Months Ended		1 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended			9 Months Ended			9 Months Ended			9 Months Ended		9 Months Ended		9 Months Ended				9 Months Ended
	Oct. 26, 2012	Jul. 27, 2012	May 13, 2012	May 16, 2012	Oct. 13, 2010	Oct. 27, 2012	Jan. 28, 2012	Jan. 29, 2011	Dec. 10, 2010	Oct. 27, 2012 LIBOR-Based Rate	Oct. 27, 2012 Libor Plus Margin	Oct. 27, 2012 Federal Funds Effective Rate Plus	Oct. 27, 2012 Federal Funds Effective Rate Floor	Oct. 27, 2012 Federal Funds Effective Rate Plus Margin	Oct. 27, 2012 Revolving Credit Facility D	Jan. 28, 2012 Revolving Credit Facility	May 31, 2012 Revolving Credit Facility	Oct. 27, 2012 Revolving Credit Facility Credit Card Receivable	Jan. 28, 2012 Revolving Credit Facility Credit Card Receivable	Jan. 28, 2012 Revolving Credit Facility Prime Rate	Jan. 28, 2012 Revolving Credit Facility Prime Rate Plus Margin	Jan. 28, 2012 Revolving Credit Facility LIBOR-Based Rate	Jan. 28, 2012 Revolving Credit Facility Libor Plus Margin	Oct. 27, 2012 Secured Debt [Member]	Dec. 10, 2010 Notes Payable	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Prime Rate	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Prime Rate Minimum	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Libor Plus [Member]	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Libor Plus [Member] Minimum	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Libor Plus [Member] Letter of Credit	Oct. 27, 2012 Excess Availability Greater Than Or Equal To 75% Libor Plus [Member] Letter of Credit Minimum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Prime Rate	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Prime Rate Minimum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Prime Rate Maximum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member]	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Minimum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Maximum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Letter of Credit	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Letter of Credit Minimum	Oct. 27, 2012 Excess Availability Less Than 75% But Greater Than Or Equal To 33% Libor Plus [Member] Letter of Credit Maximum	Oct. 27, 2012 Excess Availability Less Than 33% Prime Rate	Oct. 27, 2012 Excess Availability Less Than 33% Prime Rate Maximum	Oct. 27, 2012 Excess Availability Less Than 33% Libor Plus [Member]	Oct. 27, 2012 Excess Availability Less Than 33% Libor Plus [Member] Maximum	Oct. 27, 2012 Excess Availability Less Than 33% Libor Plus [Member] Letter of Credit	Oct. 27, 2012 Excess Availability Less Than 33% Libor Plus [Member] Letter of Credit Maximum	Oct. 27, 2012 Term Loan Facility	May 16, 2012 Term Loan Facility	Jan. 28, 2012 Term Loan Facility	Oct. 27, 2012 2012 Term Loans	Oct. 27, 2012 2013 Term Loan	Oct. 27, 2012 2014 Term Loan	Oct. 27, 2012 2014 And Thereafter
Debt Instrument [Line Items]
Revolving credit facility maximum borrowings															$ 20,000	$ 20,000
Loan maturity Date															May 16, 2017	May 31, 2013									Apr. 01, 2013																						May 16, 2015
Increasing in revolving credit facility															30,000	30,000
Additional percentage of closing fee required to be entitled to additional borrowing																0.25%
Increments in borrowing capacity upon payment of an additional closing fee																2,500
Interest on borrowings																				3.25%		0.27%				0.75%		1.75%		1.75%		1.00%			2.00%			2.00%			1.25%		2.25%		2.25%
Effective interest rate										1.00%	4.25%	0.50%	2.00%	3.25%							2.00%		3.00%
Letter of credit fee																							2.00%
Percentage of unused credit facility fee						0.375%										0.375%
Servicing fee						12										12
Borrowing base percentage															90.00%	85.00%		90.00%	90.00%
Percentage of required minimum excess collateral availability of the then effective maximum credit																15.00%
Letter of credit fee, percentage						2.00%										2.00%
Line of credit maximum borrowings at end of period								8,247
Line of credit, weighted average interest rate								4.85%
Interest expense		683						53
Deferred financing costs							341
Deferred financing cost, net							38	66									50																														2,701
Loan and security agreement, interest rate									3.25%
Borrowing under term loan facility																																																100,000	100,000
Convertible preferred stock, dividends				99,451	196,726	99,451		(192,417)
Cash and cash equivalents																																															10,000
Net leverage ratio, maximum																																																		3,250	2,750
Net leverage ratio, minimum																																																			2,500
Net leverage ratio																																																				2,000	1,750
Term loan facility subject to repayment		65,250				50,000	65,250
Initial public offering closed date						Jul. 24, 2012
Repayment of Term Loan Facility	250	65,250				65,500
Term loan facility outstanding amount						34,500
Percentage of interest rate																								5.25%																							2.00%
Written off on principle payment						1,594
Issuance of letters of credit															5,000
Term loan, maturity days prior to maturity date of Term loan facility															45,000
Excess interest on available borrowings																											75.00%		75.00%		75.00%		33.00%	75.00%		33.00%	75.00%		33.00%	75.00%		33.00%		33.00%		33.00%
Revolving credit facility collateral amount						3,000
Loan and security agreement									250
Convertible note payable			200
Repayment of notes payable			$ 50			$ 50